Inventory of Buildings and Apartments for Sale	12 Months Ended
Dec. 31, 2016
Inventory of Buildings and Apartments for Sale [Abstract]
Inventory of Buildings and Apartments for Sale
NOTE 7: -	INVENTORY OF BUILDINGS AND APARTMENTS FOR SALE

a.	Inventory comprises land and buildings under construction which, in part, are constructed with partners.

Balances of inventory of buildings and advances by primary countries are as follows:

	Inventory of lands and buildings		Advances from customers and apartment buyers
	December 31
	2016	2015	2016	2015
	NIS in millions
Apartments under construction in Israel and Slovakia	-	(*522	-	(*326
Lands reserves in Canada	14	-	-	-
Total	14	522	-	326

*) In January 2016, all Luzon Group shares were sold. For further details see Note 9g.